DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2022
Disclosure Of Description Of Business [Abstract]
DESCRIPTION OF THE BUSINESS	DESCRIPTION OF THE BUSINESS
ERYTECH Pharma S.A. (“ERYTECH,” and together with its subsidiary the “Company”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases.
The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million, and on the Nasdaq Global Select Market in November 2017, raising €124.0 million ($144.0 million on a gross basis before deducting offering expenses).
The Company has incurred losses and negative cash flows from operating activities since its inception and had shareholders’ equity of €23,487 thousand as of December 31, 2022 as a result of several financing rounds, including an initial public offering. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its proposed merger with Pherecydes (strategic partnership, refer to note 2.9) ; (ii) the success of the research and development of this newly formed "Combined Company"; (iii) regulatory approval and market acceptance of the "Combined Company" proposed future products; (iv) the timely and successful completion of additional financing; and (v) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through the issuance of new debt or equity instruments.
The situation on the financial markets and uncertainty in the research and development result may impair the ability of the Company to raise capital when needed or on attractive terms.
The accompanying consolidated financial statements and related notes (the “Consolidated Financial Statements”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc.
Registered office of ERYTECH Pharma S.A.: 60 avenue Rockefeller, 69008, Lyon, France.
Major events of 2022
Business
February 2022: Impact of the Conflict in Ukraine on Our Business
Beginning on February 24, 2022, Russia significantly intensified its military operations in Ukraine.
We are closely monitoring developments in the current context and will take appropriate measures as necessary. The war in Ukraine did not impact our financial results for the period ended on December 31, 2022. Our business does not conduct any trial in Ukraine, Russia or Belarus and does not have any asset or vendors located in these regions.

April 2022:
•Sale of ERYTECH’s U.S. cell therapy manufacturing facility to Catalent
Under the terms of an asset purchase agreement between the Group ERYTECH and Catalent (the “APA”), Catalent agreed to acquire ERYTECH’s state-of-the-art commercial-scale cell therapy manufacturing facility in Princeton, New Jersey, for a total gross consideration of $44.5 million (€40.7 million) paid at closing. Catalent has extended offers of employment to approximately 40 people employed by Erytech at the Princeton facility.
The net profit on the sale of the property, plant and equipments, lease contract, after transaction cost ( $3.3 million, €3.0 million) and before tax amounts to 26.6 million dollars (€24.3 million euros) and was recorded as other income in the consolidated statement of income (loss) .
•New vesiculation technology
The company presented its red blood cell vesiculation technology at the 24th Meeting of the European Red Cell Society (ERCS) in April 2022.
May 2022:
•The NOPHO trial evaluated the safety and pharmacological profile of eryaspase in acute lymphoblastic leukemia (ALL) patients who had previously experienced hypersensitivity reactions to pegylated asparaginase therapy. In December 2020, positive trial results were presented at the 2020 American Society of Hematology annual meeting. See section 2.2. – activities of the Group and 2.5 - events after the reporting period for further information.
•Following the Catalent transaction, the company continues to evaluate other strategic options for leveraging its ERYCAPS® platform with complementary assets and/or a broader corporate transaction.
•On May 25, 2022, the management of Erytech Pharma (France) informed the employees of the start of a collective redundancy procedure, a job protection plan, involving the cuts of 52 positions out of 109. The consultation phase of the CSE has ended on July 31, 2022. All terminations took place during the fourth quarter 2022.
July /August 2022:
ERYTECH Pharma announced that it no longer seek approval for Graspa® in hypersensitive acute lymphoblastic leukemia (ALL) following feedback from the U.S. Food and Drug Administration (FDA).
Following the sale of its production facility in Princeton, New Jersey, for $44.5 million in April 2022, the Company appointed a specialized advisor to evaluate strategic options to leverage its ERYCAPS® platform with complementary assets and/or a broader corporate transaction.
October 2022
ERYTECH announced Receipt of Nasdaq Notice dated October 7, 2022, indicating that, based upon a closing bid price of less than $1.00 per share for the Company’s American Depositary Shares (“ADSs”) for the prior 30 consecutive business day period, the Company no longer satisfies Nasdaq Listing Rule 5450(a)(1). The Notification Letter has no immediate effect on the listing of the ADSs and ERYTECH.
ERYTECH intends to regain compliance within the applicable compliance period and is currently evaluating its options to do so. During this time, the Company’s ADSs will continue to be listed and trade on The Nasdaq Global Select Market and the Company’s business and operations are not affected by the receipt of the Notification Letter.
November 2022
•Graspa program halted after FDA feedback on envisaged BLA submission in hypersensitive ALL
Considering also the earlier setback of a failed Phase 3 trial in pancreatic cancer, and a non-conclusive early readout of first patients in a Phase 2 trial in TNBC, both with the same product candidate, ERYTECH concluded to halt further development with Graspa®, L-asparaginase encapsulated in donor red blood cells, until then the lead candidate for ERYTECH, and focus on its most promising preclinical programs.
•Promising preclinical development with ERYCEVTM, novel red blood cell vesiculation technology
RBC-derived extracellular vesicles are formed naturally during senescence and storage of mature RBCs and are a potentially attractive drug delivery system. Vesiculation of RBCs that have already been loaded with active therapeutic compounds utilizing the ERYCAPS® process, entails the potential of producing cargo-loaded RBC-derived extracellular vesicles for the development of novel therapeutic approaches. ERYCEV results to date illustrate the versatility of ERYTECH’s encapsulation science in RBCs and its potential for leverage in further partnered developments.
•In connection with the halt of the Company’s lead program Graspa, a restructuring program was initiated earlier this year. Those deep restructuring operations are fully implemented at the end of 2022.
The staff reduction in France was approved by labor authorities in September 2022 and is fully implemented. Combined with the approximately 40 people who transferred to Catalent after the sale of the Company’s manufacturing facility in Princeton, the global team size was reduced by 75% compared to the start of this year. The Company has retained its R&D team and its expertise in key functional areas to keep the ability to restart a pipeline of partnered development programs and maintain a fully operational dual listed company.

Major events of 2021
Business
March 2021
•On March 2,2021, ERYTECH has called a 6th OCABSA tranche for net proceeds of €2.9 million and has made a placement of 744,186 newly issued shares in the United States through its at-the-market ((ATM) equity financing program for the net proceeds of €6.4 million.
April 2021
•The company announced a $30.0 million Registered Direct Offering, after entering into definitive agreements with specified categories of investors for the purchase and sale of 1,034,483 units (“Units”), each Unit consisting of four ordinary shares in the form of American Depositary Shares (each an “ADS”) and three warrants, each to purchase one ordinary share (each a “Warrant”).The issuance of the 4,137,932 new ordinary shares underlying the ADSs resulted in an immediate capital increase of €24,868,971.30 (divided into a nominal amount of €413,793.20 and a total issuance premium of €24,455,178.10 and corresponding to a nominal value of ten cents (€0.10) plus an issuance premium of €5.91 per share issued), representing approximately 19.12% of the Company’s share capital and voting rights outstanding before the offering.
May 2021
•On May 19,2021, ERYTECH has called a 7th OCABSA tranche for net proceeds of €2.9 million
•July and August 2021
•The U.S. Food and Drug Administration (FDA) granted eryaspase Fast Track designation for the treatment of acute lymphocytic leukemia (ALL) patients who have developed hypersensitivity reactions to E. coli-derived pegylated asparaginase (PEG-ASNase).On July 22, 2021 and August 24, 2021, ERYTECH has called a 8th and 9th OCABSA tranches for net proceeds of €5.7 million.
October 2021
•The Company announced Maximum Tolerated Dose Declared in a Phase 1 Investigator Sponsored Trial of Eryaspase in First-Line Pancreatic Cancer
•The Company announced Results from TRYbeCA-1 Phase 3 Trial of Eryaspase in Patients with Second-line Advanced Pancreatic Cancer. The trial did not meet its primary endpoint of overall survival.
December 2021
•The Company announced $7.85 million Registered Direct Offering, after entering into definitive agreements with specified categories of investors for the purchase and sale of 769,608 units (“Units”), each Unit consisting of four ordinary shares in the form of American Depositary Shares (each an “ADS”) and three warrants, each to purchase one ordinary share (each a “Warrant”). The issuance of the 3,078,432 new ordinary shares underlying the ADSs will result in an immediate capital increase of €6,957,256.32 (divided into a nominal amount of €307,843.20 and a total issuance premium of €6,649,413.12 and corresponding to a nominal value of ten cents (€0.10) plus an issuance premium of €2.16 per Share issued), representing approximately 11.02% of the Company’s share capital and voting rights outstanding before the offering.
Major events of 2020
Business

February 2020:
•The Company received from Bpifrance a reimbursable advance of €2,979 thousand and a subsidy of €294 thousand (recorded in 2019) under the milestone n°6 of the TEDAC project.
•The Company entered into a strategic partnership with the German Red Cross Blood Donor Service Baden-Württemberg-Hessen (GRCBDS) for the supply of donor red blood cells to manufacture its product candidates, including eryaspase, in Europe and to complement the existing alliance with the French Blood Bank (EFS).
March 2020:
•The TRYbeCA-1 trial has continued to progress despite the challenges caused by the impact of the COVID-19 global pandemic, and patient enrollment has continued notwithstanding the increasing difficulties experienced by hospitals to organize the proper treatment and follow-up.
•The independent data monitoring committee (IDMC) of the TRYbeCA-1 trial reviewed the safety data of the first 320 patients enrolled and treated. In line with the two earlier safety reviews of the trial, no safety issues were identified, and the IDMC recommended the Company to continue the trial as planned.
April 2020:
•The U.S. Food and Drug Administration (FDA) has granted the Company Fast Track Designation for the development of eryaspase as a second-line treatment of patients with metastatic pancreatic cancer.
May 2020:
•The Company announced it will be part of EVIDENCE, a public-private consortium supported by the European Union in the framework of the EU Horizon 2020 program. The EVIDENCE consortium, consisting of leading experts in the field of red blood cell research, will explore how red blood cells are influenced by their extra-cellular environment.
June 2020:
•The Company announced that the ongoing Phase 2 clinical trial, sponsored by the Nordic Society of Paediatric Haematology and Oncology (NOPHO) of eryaspase in second-line acute lymphoblastic leukemia (ALL) patients has reached its target enrollment of 50 patients. Preliminary findings of the trial suggest that eryaspase achieved the target level and duration of asparaginase activity in these patients. Moreover, the addition of eryaspase to the combination chemotherapy was associated with an acceptable tolerability profile, enabling the majority of these patients to receive their fully intended courses of asparaginase. Recent data have confirmed that discontinuation of asparaginase therapy in ALL patients has been associated with inferior disease free survival.
•The Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund, represented by its asset manager European High Growth Opportunities Manco SA (entities related to Alpha Blue Ocean), in the form of convertible notes with share subscription warrants attached (“OCABSA”), allowing a potential financing arrangement of up to a maximum of €60 million, subject to the regulatory limit of 20% dilution.
July/August 2020:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued two tranches of €3 million each (60 OCABSA) on July 6, 2020 and on August 24, 2020, respectively.
September 2020:
•The Company established a financing facility with the implementation of an at-the-market program on Nasdaq with Cowen allowing the Company to issue and sell ordinary shares in the form of American Depositary Shares ("ADSs"), to eligible investors at market prices, with aggregate gross sales proceeds of up to $30 million (subject to a regulatory limit of 20% dilution), from time to time, pursuant to the terms of a sales agreement.
November 2020:
•The Company received two loans of €5.0 million each, in the form of State-Guaranteed Loan (Prêt Garanti par l’Etat, or PGE, in France) with Bpifrance and Société Générale in the context of the COVID-19 pandemic.
November/December 2020:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued three tranches of €3.0 million each (60 OCABSA) on November 17, 2020, December 7, 2020 and December 22 , respectively.
December 2020:
•The Company announced positive results from eryaspase Phase 2 Trial in Acute Lymphoblastic Leukemia ("ALL"). The study confirms the potential of eryaspase as an attractive treatment option for ALL patients with hypersensitivity to PEG-asparaginase. The Phase 2 NOR-GRASPALL-2016 trial evaluated the safety and pharmacological profile of eryaspase in ALL patients who had previously experienced hypersensitivity reactions to pegylated asparaginase therapy. The trial was conducted by the Nordic Society of Pediatric Hematology and Oncology (NOPHO). Primary objectives of the trial were asparaginase enzyme activity and safety. Both endpoints were met.
•The Company announced the completion of enrollment in the TRYbeCA-1 Phase 3 trial in second-line pancreatic cancer.
Management
March 2020:
•Appointment of Melanie Rolli, M.D., as member of the Company’s Board of Directors.
October 2020:
•Appointment of Stewart Craig as Chief Technical Officer